Inventories (Tables)	12 Months Ended
Mar. 31, 2018
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Schedule of Inventories

Inventories consist of the following:
	As at March 31,
	2017		2018
Stores and spare parts	₹	808	₹	769
Raw materials and components		1		—
Finished goods and traded goods		3,106		2,601

	₹	3,915	₹	3,370